LOSS PER SHARE	12 Months Ended
Dec. 31, 2022
LOSS PER SHARE
LOSS PER SHARE

13.   LOSS PER SHARE

Loss per share was computed by dividing net loss available to ordinary shareholders by the weighted average number of ordinary shares outstanding for the years ended December 31, 2020, 2021 and 2022:

	For the Year Ended December 31,
	2020	2021	2022
	RMB	RMB	RMB
Numerator:
Net loss available to ordinary shareholders of the Company—basic and diluted	(2,080,825)	(2,471,127)	(2,008,005)
Denominator:
Weighted average number of ordinary shares outstanding	667,844,843	950,697,557	1,015,265,686
Basic and diluted loss per share	(3.12)	(2.60)	(1.98)

As a result of the Group’s net loss for the three years ended December 31, 2020, 2021 and 2022, the following weighted average numbers of the Company’s share options, and restricted share units outstanding in the respective periods were excluded from the calculation of diluted loss per share as their inclusion would have been anti-dilutive.

	For the Year Ended December 31,
	2020	2021	2022
	RMB	RMB	RMB
Share options	42,253,493	18,640,216	15,028,082
Restricted share units	16,188,798	17,133,658	21,358,045